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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              FORM 13F COVER PAGE

       Report for the Calendar Year of Quarter Ended: September 30, 2009

                 Check here if Amendment [ ]; Amendment Number:

            This Amendment (Check only one.):
             [  ] is a restatement.
             [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                           Tinicum Lantern II L.L.C.
                                800 Third Avenue
                                   40th Floor
                            New York, New York 10022

                        Form 13F File Number: 028-12764

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                               Terence M. O'Toole
                                Managing Member
                                 (212) 446-9300



                            /s/ Terence M. O'Toole
                            ________________________
                               New York, New York
                               November 12, 2009



                                  Report Type:
                              13F Holdings Report

                             Form 13F Summary Page

                                 Report Summary

                       Number of Other Included Managers

                                       0

                    Form 13 F Information Table Entry Total:

                                       10

                    Form 13 F Information Table Value Total:

                              $153,393 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                      FORM 13F INFORMATION TABLE

NAME OF ISSUER          TITLE OF CLASS      CUSIP          VALUE    SHARES/    SH/  PUT/  INVSMNT  OTHER        VOTING AUTHORITY
                                                          (x1000)   PRN AMT    PRN  CALL  DSCRETN  MANAGERS   SOLE   SHARED   NONE
BREEZE EASTERN CORP           COM          106764103      16,326   2,511,667   SH          SOLE           2,511,667
CYMER INC                     COM          232572107      77,922   2,005,203   SH          SOLE           2,005,203
GSI GROUP INC CDA             COM          36229U102         314     418,464   SH          SOLE             418,464
LAWSON PRODS INC              COM          520776105         336      19,300   SH          SOLE              19,300
NUTRI SYS INC NEW             COM          67069D108      19,838   1,300,000   SH          SOLE           1,300,000
SIMPSON MANUFACTURING CO INC  COM          829073105       2,667     105,600   SH          SOLE             105,600
TECHNITROL INC                COM          878555101       2,346     254,700   SH          SOLE             254,700
TRIMAS CORP                   COM NEW      896215209       8,987   1,762,100   SH          SOLE           1,762,100
X-RITE INC                    COM          983857103      20,646  10,271,667   SH          SOLE          10,271,667
YOUBET COM INC                COM          987413101       4,011   1,910,211   SH          SOLE           1,910,211